March 17, 2009

Securities and Exchange Commission
Filing Desk: Stop: 1-4
450 Fifth Street, NW
Washington, DC 20549

Re:           File # 0-19687
             CIK #: 0000095953
Form 10-K for Period Ended January 3, 2009

Dear Sir or Madam:

Attached is the filing of the Company's Form 10-K for the period ended January 3, 2009.

If you have any questions, please call me at (864) 596-1536.

Sincerely yours,

Cheryl C. Carter
Corporate Secretary